SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Cash and cash equivalents Credit concentration risk USD ($)	Dec. 31, 2012 Cash and cash equivalents Credit concentration risk CNY	Dec. 31, 2012 Restricted cash Credit concentration risk USD ($)	Dec. 31, 2012 Restricted cash Credit concentration risk CNY	Dec. 31, 2012 Accounts receivable Credit concentration risk item	Dec. 31, 2011 Accounts receivable Credit concentration risk	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer one	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer two	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer three	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer four	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer five
Concentration risk
Number of top customers											5
Cash and cash equivalents	$ 265,783	1,655,857	2,292,538	1,811,423	$ 367,978	301,608	$ 265,783	1,655,857
Restricted cash	1,445	9,003							1,445	9,003
Concentration risk percentage											36.00%	42.00%	13.00%	7.00%	7.00%	5.00%	4.00%
Appreciation of RMB against U.S. dollar (as a percent)	1.00%	1.00%
Foreign currency translation adjustment	$ 1,173	7,304	94,225	11,094
Segment reporting
Number of operating segment	1	1